Cover	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2024
Entity File Number	000-15327
Entity Registrant Name	LADRX CORPORATION
Entity Central Index Key	0000799698
Entity Tax Identification Number	58-1642740
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11726 San Vicente Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	(310)
Local Phone Number	826-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share Series B Junior Participating Preferred Stock Purchase Rights
Trading Symbol	LADX
Entity Emerging Growth Company	false